Basis of Presentation and Significant Accounting Policies (Details) - Schedule of Finite-Lived Intangible Assets, Useful Life	Jun. 30, 2023
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Developed Technology	20 years